Nov. 29, 2016
09.30 Fidelity Series Broad Market Opportunities Fund PRO-03 | Fidelity® Series Broad Market Opportunities Fund
  Allocating the fund's assets among Fidelity® equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity® funds.